Shareholder Fees - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO	Mar. 30, 2024 USD ($)
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none